6. Loans payable	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
6. Loans payable
6.	Loans payable

The Company has an automobile loan payable bearing interest at 4.49% with blended monthly payments of $835 that matures in March 2018. The loan is secured by the vehicle with a net book value as at June 30, 2016 of $13,715.

	June 30, 2016	December 31, 2015
	Unaudited
Automobile loan
Current portion	$7,273	$6,684
Long-term portion	5,673	8,788
	$12,946	$15,472

Estimated principal payments are as follows:

Amount

Within 1 year	7,273
1 to 2 years	$5,673
$12,946